Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies
Future Minimum Lease Payments Under Non-cancelable Operating Lease

Future minimum lease payments under non-cancelable operating lease agreements were as follows:

For the year ending December 31,
2013	$147,753,898
2014	54,961,789
2015	15,083,690
2016	1,490,892
2017 and thereafter	408,988

Total	$219,699,257